Contingencies and Commitments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Contingencies and Commitments
46.	CONTINGENCIES AND COMMITMENTS

46.1	Capital commitments
As of December 31, 2019 and 2020, the Group had capital commitments, mainly in relation to the construction of telecommunications network, as follows:

	2019			2020
	Land and buildings	Equipment	Total	Land and buildings	Equipment	Total
Authorized and contracted for	3,014	20,860	23,874	2,582	23,500	26,082
Authorized but not contracted for	7,905	39,740	47,645	8,314	39,487	47,801

	10,919	60,600	71,519	10,896	62,987	73,883

46.2	Contingent liabilities
As of December 31, 2020, the Group had no material contingent liabilities and no material financial guarantees issued.